COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of Future minimum lease payments under non-cancellable operating leases

	RMB	US$
2020	677,397	97,302
2021	508,827	73,088
2022	265,671	38,161
2023	104,882	15,065
2024 and thereafter	35,147	5,049
Total	1,591,924	228,665

Schedule of Capital commitments

	RMB	US$
2020	69,996	10,054
Total	69,996	10,054